UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03595

Name of Fund: BlackRock Healthcare Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Healthcare Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Healthcare Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)

	Shares
Industry	Held	Common Stocks	Value

Biotechnology - 19.5%	394,600	Ark Therapeutics Group Plc (a)	$ 584,804
	266,500	Celgene Corp. (a)	14,953,315
	4,133	Cougar Biotechnology, Inc. (a)	123,618
	180,000	Cytori Therapeutics, Inc. (a)	923,400
	86,000	Genentech, Inc. (a)	6,036,340
	100,000	Genmab A/S (a)	6,046,293
	70,920	Genzyme Corp. (a)	5,540,979
	199,000	Gilead Sciences, Inc. (a)	9,092,310
	77,200	Isis Pharmaceuticals, Inc. (a)(f)	1,204,320
	405,370	Lexicon Genetics, Inc. (a)	960,727
	186,600	Maxygen, Inc. (a)	1,401,366
	215,138	Nanosphere, Inc. (a)	2,585,959
	310,000	OMRIX Biopharmaceuticals, Inc. (a)	7,210,600
	155,000	Onyx Pharmaceuticals, Inc. (a)	7,367,150
	1,010,000	Progenics Pharmaceuticals, Inc. (a)	16,503,400
	395,000	Sangamo Biosciences, Inc. (a)(f)	4,522,750
	150,000	Savient Pharmaceuticals, Inc. (a)(f)	2,902,500
	200,000	Seattle Genetics, Inc. (a)	1,832,000
	156,000	Tercica, Inc. (a)(f)	1,035,840
	120,000	Vical, Inc. (a)	440,400

			91,268,071

Chemicals - 5.2%	296,680	Bayer AG	24,342,400

Food & Staples Retailing - 2.1%	136,000	CVS/Caremark Corp.	5,313,520
	388,300	China Nepstar Chain Drugstore Ltd. (a)(b)	4,702,313

			10,015,833

Health Care Equipment &	250,000	Alsius Corp. (a)(f)	895,000
Supplies - 16.8%	50,000	AngioDynamics, Inc. (a)	1,013,500
	250,000	Baxter International, Inc.	15,185,000
	71,000	Gen-Probe, Inc. (a)(f)	4,057,650
	110,000	Hansen Medical, Inc. (a)(f)	1,966,800
	413,600	Hologic, Inc. (a)(f)	26,619,296
	25,000	Intuitive Surgical, Inc. (a)	6,350,000
	30,000	Masimo Corp. (a)	1,070,700
	569,000	SonoSite, Inc. (a)(f)	19,818,270
	16,000	Stryker Corp.	1,071,520
	10,500	Zimmer Holdings, Inc. (a)	821,835

			78,869,571

Health Care Providers &	390,000	Aetna, Inc.	20,771,400
Services - 17.9%	15,000	AmerisourceBergen Corp.	699,750
	150,000	BioForm Medical, Inc. (a)	1,050,000
	200,000	Cigna Corp.	9,832,000
	100,000	Coventry Health Care, Inc. (a)	5,658,000
	117,000	Express Scripts, Inc. (a)	7,896,330
	103,975	Genoptix, Inc. (a)	3,868,910
	100,000	Health Net, Inc. (a)	4,649,000
	490,800	Medco Health Solutions, Inc. (a)	24,579,264
	60,000	WellPoint, Inc. (a)	4,692,000

			83,696,654

Health Care Technology - 5.7%	297,000	Cerner Corp. (a)(f)	15,562,800
	883,000	HLTH Corp. (a)(f)	9,880,770
	50,000	MedAssets, Inc. (a)	1,007,500

			26,451,070

Internet Software & Services - 1.2%	158,000	WebMD Health Corp. Class A (a)(f)	5,839,680

BlackRock Healthcare Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)

	Shares
Industry	Held	Common Stocks	Value

Life Sciences Tools &	119,000	Covance, Inc. (a)	$ 9,896,040
Services - 9.2%	140,000	Exelixis, Inc. (a)	1,024,800
	491,000	Thermo Fisher Scientific, Inc. (a)	25,281,590
	52,000	Waters Corp. (a)	2,987,400
	146,000	WuXi PharmaTech Cayman, Inc. (a)(b)	3,677,740

			42,867,570

Pharmaceuticals - 17.6%	400,000	Abbott Laboratories	22,520,000
	350,000	Bristol-Myers Squibb Co.	8,116,500
	132,800	Cardiome Pharma Corp. (a)	843,280
	100,000	Eurand NV (a)	1,418,000
	124,000	Forest Laboratories, Inc. (a)(f)	4,931,480
	200,000	Glenmark Pharmaceuticals Ltd.	2,526,745
	200,000	Intercell AG (a)	7,528,791
	10,000	Shire Plc	179,193
	440,000	Sun Pharmaceuticals Industries Ltd.	12,823,733
	465,000	Teva Pharmaceutical Industries Ltd. (b)	21,408,600

			82,296,322

		Total Common Stocks (Cost - $381,677,733) - 95.2%	445,647,171

	Beneficial
	Interest	Short-Term Securities

$ 35,158,212		BlackRock Liquidity Series, LLC
		Cash Sweep Series, 4.49% (c)(d)	35,158,212
	75,090,750	BlackRock Liquidity Series, LLC
		Money Market Series, 4.16% (c)(d)(e)	75,090,750

		Total Short-Term Securities
		(Cost - $110,248,962) - 23.5%	110,248,962

		Total Investments (Cost - $491,926,695*) - 118.7%	555,896,133
		Liabilities in Excess of Other Assets - (18.7%)	(87,763,337)

		Net Assets - 100.0%	$ 468,132,796

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 494,366,039

	Gross unrealized appreciation	$ 82,499,364
	Gross unrealized depreciation	(20,969,270)

	Net unrealized appreciation	$ 61,530,094

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of

Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
		Net	Interest
	Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
	Cash Sweep Series	$ 25,068,333	$ 462,203
BlackRock Liquidity Series, LLC
	Money Market Series	$ (92,381,650)	$ 372,604

(d)	Represents the current yield as of January 31, 2008.

(e)	Security was purchased with the cash proceeds from securities loans.

(f)	Security, or a portion of security, is on loan.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Healthcare Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)						(in U.S. dollars)

•	Forward foreign exchange contracts as of January 31, 2008 were as follows:

Unrealized
	Foreign Currency			Foreign Currency	Settlement	Appreciation
		Purchased		Sold	Date	(Depreciation)

	DKK	15,531,000	USD	3,081,853	February 2008	$ 15,949
	USD	4,328,371	GBP	2,180,539	February 2008	(6,649)

	Total Unrealized Appreciation on Forward Foreign Exchange Contracts - Net					$ 9,300

•	Currency Abbreviations:
	GBP	British Pound
	DKK	Danish Krone
	USD	U.S. Dollar

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Healthcare Fund, Inc.

By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer (principal executive officer) of BlackRock Healthcare Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Healthcare Fund, Inc.

Date: March 24, 2008